Group companies	12 Months Ended
Dec. 31, 2025
Investments accounted for using equity method [abstract]
Group companies	32. Group companies
In accordance with Section 409 of the Companies Act 2006, a full list of entities in which the Group has an interest of greater than or equal to 20%, the registered office and effective percentage of equity owned as at 31 December 2025 are disclosed below.
Unless otherwise stated, the ownership interest disclosed comprises either ordinary shares, certificated or uncertificated membership interests which are indirectly held by InterContinental Hotels Group PLC.
Fully owned subsidiaries
10000 Champion Acquisition LLC (k)
24th Street JV Development LLC (k)
24th Street Operator Sub, LLC (k)
2250 Blake Street Hotel, LLC (k)
36th Street IHG Sub, LLC (k)
426 Main Ave. LLC (k)
46 Nevins Street Associates, LLC (k)
Alpha Kimball Hotel, LLC (k)
Asia Pacific Holdings Limited (n)
Barclay Operating Corp. (k)
BHMC Canada Inc. (o)
BHR Holdings B.V. (p)
BHR Pacific Holdings, Inc. (k)
BHTC Canada Inc. (o)
Blythswood Square Glasgow Hotel
OpCo Limited (n)
BOC Barclay Sub LLC (k)
Bristol Oakbrook Tenant Company (k)
Cambridge Lodging LLC (k)
Capital Lodging LLC (k)
CECNY Land Holdings LLC (k)
CF Irving Owner, LLC (k)
CF McKinney Owner, LLC (k)
Compañia Inter-Continental De Hoteles
El Salvador SA (n)
Crowne Plaza, LLC (k)
Cumberland Akers Hotel, LLC (k)
Dunwoody Operations, LLC (k)
Edinburgh George Street Hotel OpCo Limited (n)
EVEN Real Estate Holding LLC (k)
Gem Brand Company Ltd. (n)
Grand Central Glasgow Hotel OpCo Limited (n)
Guangzhou SC Hotels Services Ltd. (t)
Hawthorne Land Holdings LLC (k)
HH France Holdings SAS (x)
HH Hotels (EMEA) BV (p)
HH Hotels (Romania) SRL (y)
HIM (Aruba) N.V. (z)
Hoft Properties LLC (k)
Holiday Hospitality Franchising, LLC (k)
Holiday Inn Mexicana S.A. (ab)
Holiday Inns (China) Limited (ay)
Holiday Inns (Courtalin) Holding SAS (x)
Holiday Inns (Courtalin) SAS (x)
Holiday Inns (Germany), LLC (k)
Holiday Inns (Jamaica), Inc. (k)
Holiday Inns (Middle East) Limited (ay)
Holiday Inns (Philippines), Inc. (k)
Holiday Inns (Saudi Arabia), Inc. (k)
Holiday Inns (Thailand) Limited (ay)
Holiday Inns Crowne Plaza (Hong Kong), Inc. (k)
Holiday Inns Holdings (Australia) Pty. Limited (aa)
Holiday Inns, Inc. (k)
Holiday Inns of Belgium N.V. (ad)
Holiday Pacific Equity Corporation (k)
Holiday Pacific Limited Liability Company (k)
Holiday Pacific Partners Limited Partnership (k)
Hotel InterContinental London (Holdings)
Limited (n)
Hotel Inter-Continental London Limited (n)
Hoteles Y Turismo HIH Srl (n)
IC Hotelbetriebsführungs GmbH (ae)
IC Hotels Management (Portugal) Unipessoal,
Lda (af)
IC International Hotels Limited Liability
Company (ag)
IHC Arabia for Management, LLC (u)
IHC Hotel Limited (n)
IHC Hotel Management (EGY) LLC (ac)
IHC May Fair Hotel Limited (n)
IHC Overseas (U.K.) Limited (n)
IHG (Dominica) Ltd. (bk)
IHG (Marseille) SAS (x)
IHG (Myanmar) Limited (ah)
IHG (Thailand) Limited (bu)
IHG Bangkok Ltd (v)
IHG Brasil Administracao de Hoteis e
Servicos Ltda (ak)
IHG Commissions Services SRL (co)
IHG de Argentina SA (al)
IHG ECS (Barbados) SRL (co)
IHG Finance LLC (k)
IHG Franchising Brasil Ltda (bd)
IHG Franchising DR Corporation (k)
IHG Franchising, LLC (k)
IHG Honduras S. de R.L. (cq)
IHG Hotels (New Zealand) Limited (an)
IHG Hotels Limited (n)
IHG Hotels Management (Australia) Pty
Limited (aa)
IHG Hotels South Africa (Pty) Limited (ap)
IHG International Holdings, Inc. (k) (c)
IHG Istanbul Otel Yönetim Limited Şirketi (bx)
IHG Japan (Management), LLC (ar)
IHG Japan (Osaka), LLC (ar)
IHG Korea Management LLC (cj)
IHG Management (Maryland), LLC (cl)
IHG Management (Netherlands) B.V. (p)
IHG Management d.o.o. Beograd (cc)
IHG Management MD Barclay Sub, LLC (k)
IHG Management SL d.o.o. (bo)
IHG Mexico Operaciones SA de CV (ab)
IHG Middle East Management
Consultancies LLC (br)
IHG Peru SRL (cf)
IHG PS Nominees Limited (n)
IHG Systems Pty Limited (aa)
IHG Szalloda Budapest Szolgaltato Kft (at)
IHG Technology Solutions, LLC (k)
IHG UK Leased Hotels Limited (n)
(formerly Russell Hotel OpCo Limited
changed 2 January 2026)
IHG Universal Blvd Member LLC (k)
InterContinental Berlin Service Company
GmbH (au)
InterContinental (PB) 1 (n)
InterContinental (PB) 3 Limited (n)
Intercontinental D.C. Operating Corp. (k)
Inter-Continental Florida Partner Corp. (k)
InterContinental Gestion Hotelera SLU (by)
InterContinental Hotel Berlin GmbH (au)
Inter-Continental Hoteleira Limitada (aw)
Inter-Continental Hotels (Montreal)
Operating Corp. (ax)
InterContinental Hotels (Puerto Rico) Inc. (az)
Inter-Continental Hotels Corporation (k)
Intercontinental Hotels Corporation Limited (m)
InterContinental Hotels Group (Asia Pacific)
Pte Ltd. (ai)
InterContinental Hotels Group (Australia)
Pty Limited (aa)
InterContinental Hotels Group (Canada), Inc. (o)
InterContinental Hotels Group (Greater China)
Limited (ay)
InterContinental Hotels Group (India) Private
Limited (aq)
InterContinental Hotels Group (Japan), Inc. (k)
InterContinental Hotels Group (New Zealand)
Limited (an)
InterContinental Hotels Group (Shanghai)
Ltd (bb)
InterContinental Hotels Group (Vietnam)
Company Limited (q)
InterContinental Hotels Group do Brasil
Limitada (bc)
InterContinental Hotels Group Healthcare
Trustee Limited (n)
InterContinental Hotels Group Operating
Corp. (e) (k)
InterContinental Hotels Group Resources,
LLC (k)
InterContinental Hotels Group Services
Company (n)
InterContinental Hotels Italia, Srl (be)
InterContinental Hotels Limited (a) (n)
InterContinental Hotels
Managementgesellschaft mbH (bf)
InterContinental Hotels Management
Montenegro d.o.o. (ce)
InterContinental Hotels Nevada Corporation (k)
InterContinental Hotels of San Francisco, Inc. (k)
Intercontinental IOHC (Mauritius) Ltd. (bg)
InterContinental Management AM, LLC (cm)
InterContinental Management Bulgaria
EOOD (bp)
InterContinental Management France SAS (x)
InterContinental Management Poland
sp. z.o.o. (cn)
InterContinental Overseas Holdings, LLC (k)
KG Benefits LLC (k)
KG Gift Card Inc. (k)
KG Liability LLC (k)
KG Technology, LLC (k)
KHRG 851 LLC (k)
KHRG Aertson LLC (k)
KHRG Allegro, LLC (k)
KHRG Argyle, LLC (k)
KHRG Atlanta Midtown LLC (k)
KHRG Baltimore, LLC (k)
KHRG Born LLC (k)
KHRG Bozeman LLC (k)
KHRG Buckhead LLC (k)
32. Group companies continued
KHRG Canary LLC (k)
KHRG Cayman LLC (k)
KHRG Cayman Employer Ltd. (bt)
KHRG Charlottesville LLC (k)
KHRG Dallas LLC (k)
KHRG Dallas Beverage Company, LLC (k)
KHRG Employer, LLC (k)
KHRG Gray LLC (k)
KHRG Gray U2 LLC (k)
KHRG Huntington Beach LLC (k)
KHRG Key West LLC (k)
KHRG King Street, LLC (k)
KHRG La Peer LLC (k)
KHRG Miami Beach LLC (k)
KHRG New Orleans LLC (k)
KHRG NPC LLC (k)
KHRG Palladian LLC (k)
KHRG Palomar Phoenix LLC (k)
KHRG Philly Monaco LLC (k)
KHRG Porsche Drive LLC (k)
KHRG Reynolds LLC (k)
KHRG Riverplace LLC (k)
KHRG Sacramento LLC (k)
KHRG Schofield LLC (k)
KHRG SFD LLC (k)
KHRG SF Wharf LLC (k)
KHRG SF Wharf U2 LLC (k)
KHRG South Beach LLC (k)
KHRG State Street LLC (k)
KHRG Sutter LLC (k)
KHRG Sutter Union LLC (k)
KHRG Taconic LLC (k)
KHRG Tariff LLC (k)
KHRG Texas Hospitality, LLC (k)
KHRG Texas Operations, LLC (k)
KHRG Tryon LLC (k)
KHRG Vero Beach, LLC (k)
KHRG Vintage Park LLC (k)
KHRG Westwood, LLC (k)
KHRG Wilshire LLC (k)
Kimpton Hollywood Licenses LLC (k)
Kimpton Hotel & Restaurant Group, LLC (k)
Kimpton Hotel Frankfurt GmbH (ao)
Kimpton Phoenix Licenses Holdings LLC (k)
Louisiana Acquisitions Corp. (k)
Luxury Resorts and Spas (France) SAS (ck)
Manchester Oxford Street Hotel OpCo
Limited (n)
Mercer Fairview Holdings LLC (k)
Met Leeds Hotel OpCo Limited (s)
MH Lodging LLC (k)
Oxford Spires Hotel OpCo Limited (n)
Oxford Thames Hotel OpCo Limited (n)
PML Services LLC (k)
Pollstrong Limited (n)
Priscilla Holiday of Texas, Inc. (k)
Project Capital Lending LLC (k)
PT SC Hotels & Resorts Indonesia (bh)
Raison d’Etre Spas, Sweden AB (av)
Ravinia Republica Dominicana SRL (cs)
Regent Asia Pacific Hotel Management
Limited (bw)
Regent Asia Pacific Management Limited (cp)
Regent Berlin GmbH (bf)
Regent International Hotels Ltd (bw)
Roxburghe Hotel Edinburgh OpCo Limited (n)
SBS Maryland Beverage Company LLC (k)
SC Leisure Group Limited (n)
SC Reservations (Philippines) Inc. (k)
SCH Insurance Company (bi)
Semiramis for training of Hotel Personnel
and Hotel Management SAE (ch)
Six Continents Holdings Limited (n)
Six Continents Hotels Belize Limited (cb)
Six Continents Hotels International Limited (n)
Six Continents Hotels, Inc. (k)
Six Continents International Holdings B.V. (p)
Six Continents Investments Limited (f) (n)
Six Continents Limited (n)
Six Continents Overseas Holdings Limited (n)
Six Senses Americas IP, LLC (k)
Six Senses North America Management, LLC (k)
SLC Sustainable Luxury Cyprus Limited (cr)
SPHC Management Ltd. (bq)
SS Aetna Acquisition, LLC (k)
St. David’s Cardiff Hotel OpCo Limited (n)
Sustainable Luxury Holdings (BVI) Limited (v)
Sustainable Luxury Lanka Private Ltd. (ci)
Sustainable Luxury Maldives Private Limited (w)
Sustainable Luxury Mauritius Limited (as)
Sustainable Luxury UK Limited (n)
Wotton House Hotel OpCo Limited (s)
WY BLL Owner, LLC (k)
York Station Road Hotel OpCo Limited (s)
Subsidiaries where the effective
interest is less than 100%
IHG ANA Hotels Group Japan LLC (74.66%) (ar)
IHG ANA Hotels Holdings Co., Ltd. (66%) (ar)
Regent Hospitality Worldwide, Inc. (51%) (bt)
Six Continents Hotels de Colombia SA
(94.99%) (bj)
Sustainable Luxury Holding (Thailand) Limited
(49%) (c) (j) (aj)
Sustainable Luxury Hospitality (Thailand)
Limited (73.99%) (c) (j) (bl)
Sustainable Luxury Management (Thailand)
Limited (73.99%) (c) (j) (aj)
Sustainable Luxury Operations (Thailand)
Limited (99.9998%) (j) (aj)
Universal de Hoteles SA (99.99%) (j) (bj)
Associates, joint ventures and other
111 East 48th Street Holdings LLC
(19.9%) (g) (h) (k)
131 West 23rd Owner, LLC (0%) (b) (ct)
Alkoer, Sociedad de Responsabilidad
Limitada de Capital Variable (50%) (h) (cg)
ASR-JV One, LLC (0%) (d) (h) (l)
Beijing Orient Express Hotel Co., Ltd.
(16.25%) (bm)
Blue Blood (Tianjin) Equity Investment
Management Co., Limited (30.05%) (bn)
Carr SWW Subventure, LLC (26.666%) (g) (ca)
Carr Waterfront Hotel, LLC (11.46%) (g) (h) (ca)
Carr Wharf 3B Leaseholder, LLC (11.46%) (g) (ca)
Carr Wharf 3B Lessee, LLC (11.46%) (g) (ca)
China Hotel Investment Ltd. (30.05%) (i) (am)
Desarrollo Alkoer Irapuato S. de R.L. de C.V.
(50%) (cg)
Desarrollo Alkoer Saltillo S. de R.L. de C.V.
(50%) (cg)
Desarrollo Alkoer Silao S. de R.L. de C.V.
(50%) (cg)
EDG Alpharetta EH, LLC (0%) (b) (h) (r)
Gestion Hotelera Gestel, C.A. (50%) (c) (h) (ba)
Groups360, LLC (11.96%) (h) (l)
Inter-Continental Hotels Saudi Arabia Ltd.
(40%) (bs)
NF III Seattle, LLC (25%) (g) (k)
NF III Seattle Op Co, LLC (25%) (g) (k)
Nuevas Fronteras S.A. (23.66%) (cd)
President Hotel & Tower Co Ltd. (30%) (bu)
Sustainable Luxury Gravity Global Private
Limited (51%) (h) (bz)
Tianjin ICBCI IHG Equity Investment Fund
Management Co., Limited (21.04%) (bv)
Universal Blvd Holdings LLC (25%) (k)
Universal Blvd Hotel Venture LLC (25%) (k)
32. Group companies continued

Key
(a)Directly owned by InterContinental
Hotels Group PLC
(b)8% cumulative preference shares
(c)Ordinary A and ordinary B shares
(d)12.5% cumulative preference shares
(e)¼ vote ordinary shares and
ordinary shares
(f)Ordinary shares, 5% cumulative
preference shares and 7%
cumulative preference shares
(g)The entities do not have share
capital and are governed by an
operating agreement
(h)Accounted for as associates
and joint ventures due to IHG’s
decision-making rights contained
in the partnership agreement
(i)Accounted for as an other financial
asset due to IHG being unable to
exercise significant influence over
the financial and operating policy
decisions of the entity
(j)Minority interest relates to one or
more individual shareholders who
are employed or were previously
employed by the entity

Registered addresses
(k)Three Ravinia Drive, Suite 100, Atlanta,
GA 30346, USA
(l)251 Little Falls Drive, Suite 400, Wilmington,
New Castle County, DE 19808, USA
(m)Clarendon House, 2 Church Street,
Hamilton HM11, Bermuda
(n)1 Windsor Dials, Arthur Road, Windsor,
Berkshire, SL4 1RS, UK
(o)40 Temperance Street, Suite 3200,
Toronto, M5HOBR, Ontario, Canada
(p)Kingsfordweg 151, 1043 GR Amsterdam,
The Netherlands
(q)Room No. 23, Floor 16, Saigon Tower
Building, No. 29 Le Duan, Sai Gon Ward,
Ho Chi Minh City, Vietnam
(r)The Corporation Trust Centre, 1209
Orange Street, Wilmington, DE 19801, USA
(s)c/o BDO LLP, 5 Temple Square, Liverpool,
L2 5RH, UK
(t)Building 4, No 13 Xiao Gang Zhong
Ma Road, Zhuhai District, Guangzhou,
Guangdong, P.R. China
(u)7729 Innovation Boulevard, 3004 Al Aqeeq
District, 13519 Riyadh, Kingdom of Saudi
Arabia
(v)Flemming House, Wickhams Cay,
P.O. Box 662, Road Town, Tortola VG1110,
British Virgin Islands
(w)c/o Premier Corporate Services Limited,
First Floor, Unit C102, MA, Alidhooge,
Shaheedhu Kudaveni Thutthu Manik
Hingun, Male, Republic of Maldives
(x)31–33 rue Mogador, 75009 Paris, France
(y)Bucharest, 2nd District, 2 Gara Herăstrău
Street, 2nd floor, module 33, Romania
(z)J E Irausquin Boulevard 93, 1Eagle/
Paardenbaai, Oranjestad West, Aruba
(aa)Level 11, 20 Bond Street, Sydney NSW
2000, Australia
(ab)Ontario # 1050, Col. Providencia,
Guadalajara, Jalisco CP44630, Mexico
(ac)Administrative unit no. 8, the ground
floor of the building F1, El Emdad and
El Tamween Street, Nasr City, Cairo,
the Arab Republic of Egypt
(ad)Rond-Point Robert Schuman 11, 1040
Brussels, Belgium
(ae)QBC 4 – Am Belvedere 4, 1100,
Vienna, Austria
(af)Avenida da Republica, no 52 – 9,
1069 – 211, Lisbon, Portugal
(ag)Room 60, Section 11 Floor 3 Premises I,
Building 1, House 125, Varshavskoye
shosse Str, Vn.Ter.G. Municipal District
Severnoye Chertanovo, Moscow City,
117587, Russia
(ah)No. 84, Pan Haliain Street, Unit #1, Level 8,
Uniteam Marine Office Building,
Sanchuang Township, Yangon, Myanmar
(ai)230 Victoria Street, #13-00 Bugis Junction
Towers, 188024, Singapore
(aj)57, 9th Floor, Park Ventures Ecoplex,
Unit 902–904, Wireless Road, Limpini,
Pathum Wan Bangkok 103330, Thailand
(ak)Alameda Jau 536, Suite 3S-B, 01420-000
São Paulo, Brazil
(al)Avenida Cordoba 1547, piso 8, oficina A,
1055 Buenos Aires, Argentina
(am)The Phoenix Centre, George Street,
Belleville St. Michael, Barbados
(an)Level 10, 55 Shortland Street, Auckland
Central, Auckland 1010, New Zealand
(ao)Junghofstrasse 7, 60315, Frankfurt am
Main, Germany
(ap)Central Office Park Unit 4, 257 Jean
Avenue, Centurion 0157, South Africa
(aq)11th Floor, Building No. 10, Tower C,
DLF Phase-II, DLF Cyber City, Gurgaon,
Haryana-122002, India
(ar)20th Floor, Toranomon Kotoshira Tower,
2–8, Toranomon 1-chom, Minato-ku,
105-0001, Tokyo, Japan
(as)Venture Corporate Services (Mauritius)
Ltd, Level 3, Tower 1, Nexteracom Towers,
Cybercity, Ebene, Republic of Mauritius
(at)1103 Budapest, Köér utca 2/A. C. ép.,
Hungary
(au)Budapester Str. 2, 10787 Berlin, Germany
(av)Grevgatan 15, 11453 Stockholm, Sweden
(aw)Alameda Jau 536, Suite 3S-E, 01420-000
São Paulo, Brazil
(ax)1980 Pérodeau Street, Vaudreuil-Dorion,
J7V 8P7, Quebec, Canada
(ay)Room 1928, 19/F, Lee Garden One,
33 Hysan Avenue, Causeway Bay,
HongKong
(az)361 San Francisco Street Penthouse,
San Juan, PR 00901, Puerto Rico
(ba)Hotel Tamanaco Inter-Continental,
Final Av. Ppal, Mercedes, Caracas,
Venezuela
(bb)22/F Citigroup Tower, No. 33
Huayanshiqiao Road, Lujiazui, Pudong
New Area, 200120, Shanghai, P.R. China
(bc)Alameda Jau 536, Suite 3S-C, 01420-000
São Paulo, Brazil
(bd)Alameda Jau 536, Suite 3S-D, 01420-000
São Paulo, Brazil
(be)Viale Monte Nero n.84, 20135 Milano, Italy
(bf)Thurn-und-Taxis-Platz 6 – 60313 Frankfurt
am Main, Germany
(bg)c/o Juris Tax Ltd. Level 3, Ebene House,
Hotel Avenue, 33 Cybercity, Ebene 72201,
Republic of Mauritius
(bh)Menara Imperium 22nd Floor, Suite D, JI.
HR. Rasuna Said Kav.1, Guntur Sub-district,
Setiabudi District, South Jakarta 12980,
Indonesia
(bi)Primmer Piper Eggleston & Cramer PC,
30 Main St., Suite 500, P.O. Box 1489,
Burlington, VT 05402-1489, USA
(bj)Calle 49, Sur 45 A 300, Oficina 1102,
055422 Envigado, Antioquia, Colombia
(bk)10 Kings Lane, Roseau, Dominica
(bl)No. 56 Moo 5, Tambol Koh Yao Noi,
Amphur Ko Yao, Pang-nga Province 82160,
Thailand
(bm)Room 311, Building 1, No. 6 East Wen
Hua Yuan Road, Beijing Economy and
Technology Development Zone, Beijing,
P.R. China
32. Group companies continued
(bn)Room N306, 3rd Floor, Building 6, Binhai
Financial Street, No. 52 West Xincheng
Road, Tianjin Economy and Technology
Development Zone, Tianjin, P.R. China
(bo)Cesta v Mestni log 1, 1000 Ljubljana,
Slovenia
(bp)37A Professor Fridtjof Nansen Street,
5th Floor, District Sredets, Sofia, 1142,
Bulgaria
(bq)C/o Holiday Inn & Suites, Cnr Waigani
Drive & Wards Road, Port Moresby,
National Capital District, Papua New Guinea
(br)Suite 2201, Festival Tower, Dubai Festival
City, Al Rebbat St., P.O. Box 58191, Dubai,
United Arab Emirates
(bs)Madinah Road, Jeddah, P.O Box 9456,
Post Code 21413, Jeddah, Saudi Arabia
(bt)Maples Corporate Services Ltd.–
PO Box 309, Ugland House, Grand
Cayman – KY1-1104, Cayman Islands
(bu)971, 973 Ploenchit Road, Lumpini,
Pathumwan, Bangkok 10330, Thailand
(bv)Room R316, 3rd Floor, Building 6, Binhai
Financial Street, No. 52 West Xincheng
Road, Tianjin Economy and Technology
Development Zone, Tianjin, P.R. China
(bw)14th Floor, South China Building, 1–3
Wyndham Street, Hong Kong, SAR
(bx)Maslak Mah. Eski Büyükdere Cad.
Orjin Maslak İŞ, Merkezi Sitesi No: 27
IC KapiI No: 4 Sariyer/Istanbul, Turkey
(by)Paseo de Recoletos 37–41,
28004 Madrid, Spain
(bz)B-11515 Bhikaj Cama Place, New Delhi,
South Delhi, 110066 India
(ca)Carr Hospitality, LLC, 1455 Pennsylvania
Avenue, NW, Suite 200, Washington,
DC 20004, USA
(cb)84 Albert Street, Belize City, Belize, C.A.
(cc)Krunska 73, 3rd floor, office no.3, Vračar,
11000 Belgrade, Serbia
(cd)Moreno 809 2 Piso, C1091AAQ
Buenos Aires, Argentina
(ce)Bulevar Svetog Petra Cetinjskog
149 – 81000 Podgorica, Montenegro
(cf)Bernard Monteagudo 201, 15076,
Lima, Peru
(cg)Avenida Ejercito Nacional Mexicano
No. 769, Torre B Piso 8, Granada,
Miguel Hidalgo, Ciudad de Mexico,
CP 11520, Mexico
(ch)Ground Floor, Al Kamel Law Building,
Plot 52-b, Banks Area, Six of October City,
Egypt
(ci)Shop No. L3–6, Amity Building,
No. 125 High Level Road, Maharagama,
Colombo, Sri Lanka
(cj)Office #3082, 30th Floor, ASEM Tower,
517 Yeongdong-daero, Gangnam-gu,
Seoul, (Samseong-dong), 06164,
Republic of Korea
(ck)291 Rue des Tovets, Courchével 1850,
73120, Courchével, France
(cl)2 Wisconsin Circle #700, Chevy Chase,
MD 20815, USA
(cm)23/6 D, Anhaght Str., Yerevan,
0069, Armenia
(cn)Generation Park Z – ul. Towarowa 28,
00-839 Warsaw, Poland
(co)Suite 1, Ground Floor, The Financial
Services Centre, Bishops Court Hill,
St. Michael, BB14004, Barbados
(cp)Brumby Centre, Lot 42, Jalan Muhibbah,
87000 Labuan F.T., Malaysia
(cq)Blvd, Morazan, Centro Comercial
El Dorado, 6th Floor, Tegucigalpa,
Honduras
(cr)ATS Services Limited, Capital Center,
9th Floor, 2–4 Arch, Makarios III Ave.,
1065 Nicosia, Cyprus
(cs)Max Henriquez Ureña N° 11, Ensanche
Naco, Santo Domingo de Guzman,
Distrito Nacional, Santo Domingo
(ct)Harvard Business Services, Inc.,
16192 Coastal Hwy, Lewes,
Delaware 19958, USA